Trade and Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Non-trade payables	₩ 4,378,445	₩ 3,841,227
Accrued expenses	1,037,616	933,978
Operating deposits	814,613	803,904
Others	212,381	197,285
Less: non-current	(1,338,781)	(806,012)
Current	₩ 5,104,274	₩ 4,970,382